SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of non-financial assets (Details)	Jan. 01, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average lessee’s incremental borrowing rate applied to lease liabilities	8.95%